Capitalized Software and Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 545	$ 184
Capitalized computer software, not yet placed in service	$ 398